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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12.31.2010
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:     1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cain Brothers Asset Management, LLC
                 -----------------------------------
   Address:      360 Madison Ave., 5th Floor
                 -----------------------------------
                 New York, NY 10017
                 -----------------------------------

Form 13F File Number: 28- N/A, 1st Filing
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Charity A. Davidenko
         -------------------------------
Title:   CCO
         -------------------------------
Phone:   212-981-6937
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Charity A. Davidenko          New York, NY        8/3/2011
   -------------------------------    -----------------   -------------
            [Signature]                 [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 3
                                        --------------------

Form 13F Information Table Value Total: 518764
                                        --------------------
                                            (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                    inftable

                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES/   SH/   PUT/   INVSTMT   OTHER     VOTING AUTHORITY
      NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN   CALL   DSCRETN  MANAGERS  SOLE SHARED  NONE
--------------------------- -------------- --------- -------- --------- ----- ------ -------- ---------- ---- ------ -------
ISHARES TR RUSSELL 2000     Equity         464287655    19560    250000 SH           Sole                             250000
                                                        11736    150000 SH    PUT    Sole                             150000
                                                         7824    100000 SH    PUT    Sole                             100000
POWERSHARES QQQ TRUST       Equity         73935A104    40845    750000 SH           Sole                             750000
                                                        27230    500000 SH    PUT    Sole                             500000
                                                        13615    250000 SH    PUT    Sole                             250000
SPDR S&P 500 ETF TR TR UNIT Equity         78462F103   458359   3645000 SH           Sole                     675000 2970000
                                                        40869    325000 SH    PUT    Sole                     200000  125000
                                                        59731    475000 SH    PUT    Sole                     200000  275000
                                                        66019    525000 SH    PUT    Sole                     275000  250000
                                                       125750   1000000 SH    PUT    Sole                            1000000
                                                        78594    625000 SH    PUT    Sole                             625000
                                                        78594    625000 SH    PUT    Sole                             625000
                                                         6288     50000 SH    PUT    Sole                              50000
                                                         2515     20000 SH    PUT    Sole                              20000

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